Document And Entity Information	Jun. 01, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Entity Central Index Key	0001720592
Entity Emerging Growth Company	false
Entity File Number	001-38531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1496050
Entity Address, Address Line One	3060 Peachtree Road NW
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On June 1, 2026, Repay Holdings Corporation (the "Company" or "REPAY") filed a Current Report on Form 8-K (the "Original Form 8-K") with the U.S. Securities and Exchange Commission, reporting that, on June 1, 2026, the Company completed the previously announced acquisition of KUBRA Holdings, Inc., a Delaware corporation ("Kubra US"), and KUBRA Data Transfer Ltd., an Ontario corporation ("Kubra Canada" and together with Kubra US, "KUBRA"), pursuant to the Stock Purchase Agreement, dated as March 30, 2026, by and among the Company, Hearst KUBRA Holdings, Inc., a Delaware corporation, Kubra US and Kubra Canada.This Current Report on Form 8-K/A amends Items 9.01 of the Original Form 8-K to include the financial statements and unaudited pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively, which were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and (b)(2) of Form 8-K. Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RPAY
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ